Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of activity in the company’s equity investments, at fair value - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of activity in the company’s equity investments, at fair value [Abstract]
Balance, beginning of the year	$ 419,995
Additions	85,733	531,250
Sales		(359,843)
Unrealized (loss) gain	(161,798)	248,588
Balance, end of the year	$ 343,930	$ 419,995